Goodwill and Other Intangible Assets Other Intangibles Assets Related to the Acquisition of Cooper (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Total intangible assets at fair value for Cooper acquistion	$ 5,250
Relief-from-royalty [Member]
Indefinite-lived Intangible Assets [Line Items]
Contract-based	25
Relief-from-royalty [Member] | Trade names indefinite lived [Member]
Indefinite-lived Intangible Assets [Line Items]
Trade names (indefinite-lived)	1,330
Relief-from-royalty [Member] | Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Trade names	638
Customer relationship Cooper [Member] | Multi-period excess earnings [Member]
Indefinite-lived Intangible Assets [Line Items]
Customer relationships	2,490
Technology Cooper [Member] | Relief-from-royalty multi-period excess earnings [Member]
Indefinite-lived Intangible Assets [Line Items]
Technology	$ 767
Useful LIfe [Member] [Member] | Relief-from-royalty [Member]
Indefinite-lived Intangible Assets [Line Items]
Useful life	9.5
Useful LIfe [Member] [Member] | Relief-from-royalty [Member] | Trade names indefinite lived [Member]
Indefinite-lived Intangible Assets [Line Items]
Useful life	N/A
Useful LIfe [Member] [Member] | Relief-from-royalty [Member] | Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Useful life	3-20
Useful LIfe [Member] [Member] | Customer relationship Cooper [Member] | Multi-period excess earnings [Member]
Indefinite-lived Intangible Assets [Line Items]
Useful life	13-18
Useful LIfe [Member] [Member] | Technology Cooper [Member] | Relief-from-royalty multi-period excess earnings [Member]
Indefinite-lived Intangible Assets [Line Items]
Useful life	4-20